UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Global Small-Cap Portfolio

(formerly, Tax-Managed Small-Cap Value Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Global Small-Cap Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.7%
Ducommun, Inc.(1)	29,013	$694,861

		$694,861

Airlines — 2.0%
Spirit Airlines, Inc.(1)	13,588	$812,834

		$812,834

Auto Components — 1.7%
Dana Holding Corp.	37,361	$693,420

		$693,420

Banks — 15.7%
1st Source Corp.	16,353	$555,839
Ameris Bancorp	25,792	696,642
ConnectOne Bancorp, Inc.	46,995	1,003,813
Eagle Bancorp, Inc.(1)	22,446	996,602
First Business Financial Services, Inc.	16,996	743,575
German American Bancorp, Inc.	22,819	664,261
Peoples Bancorp, Inc.	35,639	749,845
South State Corp.	6,893	535,724
Western Alliance Bancorp(1)	13,888	469,831

		$6,416,132

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.(1)	3,000	$191,700

		$191,700

Building Products — 2.2%
A.O. Smith Corp.	12,403	$890,783

		$890,783

Chemicals — 3.8%
Calgon Carbon Corp.	17,208	$304,409
Innophos Holdings, Inc.	12,002	617,863
RPM International, Inc.	13,577	636,354

		$1,558,626

Construction & Engineering — 1.7%
EMCOR Group, Inc.	14,899	$712,619

		$712,619

Containers & Packaging — 2.2%
AptarGroup, Inc.	13,131	$890,151

		$890,151

Distributors — 1.6%
Core-Mark Holding Co., Inc.	10,350	$657,950

		$657,950

Security	Shares	Value
Electric Utilities — 5.8%
Cleco Corp.	17,042	$927,596
Otter Tail Corp.	17,428	451,734
Portland General Electric Co.	27,417	987,286

		$2,366,616

Energy Equipment & Services — 0.8%
Basic Energy Services, Inc.(1)	56,008	$338,288

		$338,288

Food Products — 3.1%
Darling Ingredients, Inc.(1)	32,439	$416,841
Inventure Foods, Inc.(1)	85,742	842,844

		$1,259,685

Health Care Equipment & Supplies — 6.0%
Alere, Inc.(1)	4,200	$204,162
Analogic Corp.	11,300	910,215
Hill-Rom Holdings, Inc.	3,900	218,517
ICU Medical, Inc.(1)	2,250	224,820
Teleflex, Inc.	6,708	898,805

		$2,456,519

Health Care Providers & Services — 0.5%
AmSurg Corp.(1)	3,000	$215,220

		$215,220

Hotels, Restaurants & Leisure — 3.5%
Bloomin’ Brands, Inc.	35,891	$835,902
Cedar Fair, L.P.	11,182	599,914

		$1,435,816

Household Durables — 1.5%
NVR, Inc.(1)	409	$609,426

		$609,426

Household Products — 1.4%
Orchids Paper Products Co.	23,347	$589,278

		$589,278

Insurance — 3.0%
Federated National Holding Co.	33,703	$795,054
James River Group Holdings, Ltd.	15,310	420,259

		$1,215,313

Internet & Catalog Retail — 1.6%
FTD Cos., Inc.(1)	22,919	$667,630

		$667,630

IT Services — 3.8%
MAXIMUS, Inc.	13,485	$919,812
Vantiv, Inc., Class A(1)	5,571	245,124
VeriFone Systems, Inc.(1)	12,760	410,617

		$1,575,553

Leisure Products — 0.7%
Vista Outdoor, Inc.(1)	5,900	$278,303

		$278,303

Security	Shares	Value
Machinery — 5.7%
American Railcar Industries, Inc.	10,445	$417,278
Barnes Group, Inc.	22,227	865,297
Crane Co.	5,650	300,580
EnPro Industries, Inc.	15,254	773,073

		$2,356,228

Media — 2.0%
Carmike Cinemas, Inc.(1)	15,128	$378,956
Time, Inc.	19,365	432,227

		$811,183

Oil, Gas & Consumable Fuels — 2.7%
Carrizo Oil & Gas, Inc.(1)	10,613	$404,674
Diamondback Energy, Inc.(1)	8,437	567,810
Stone Energy Corp.(1)	20,044	116,055

		$1,088,539

Pharmaceuticals — 2.8%
Prestige Brands Holdings, Inc.(1)	23,932	$1,139,642

		$1,139,642

Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	4,756	$152,097
CubeSmart	6,267	163,945
DCT Industrial Trust, Inc.	4,425	153,813
Douglas Emmett, Inc.	5,118	150,009
EastGroup Properties, Inc.	2,575	155,015
Education Realty Trust, Inc.	4,517	142,918
Essex Property Trust, Inc.	666	149,790
Highwoods Properties, Inc.	3,501	148,197
LaSalle Hotel Properties	4,066	135,276
Post Properties, Inc.	2,563	145,937
PS Business Parks, Inc.	1,968	151,516
Redwood Trust, Inc.	27,774	430,497

		$2,079,010

Road & Rail — 4.1%
Covenant Transportation Group, Inc., Class A(1)	30,605	$722,584
Old Dominion Freight Line, Inc.(1)	6,370	465,966
Saia, Inc.(1)	11,232	487,693

		$1,676,243

Semiconductors & Semiconductor Equipment — 7.4%
Cirrus Logic, Inc.(1)	8,039	$265,367
Cypress Semiconductor Corp.(1)	21,957	252,066
Entegris, Inc.(1)	56,440	836,159
MA-COM Technology Solutions Holdings, Inc.(1)	6,959	234,588
Photronics, Inc.(1)	83,118	685,723
Silicon Motion Technology Corp. ADR	17,244	453,862
Synaptics, Inc.(1)	3,749	297,596

		$3,025,361

Software — 1.8%
NICE Systems, Ltd. ADR	11,608	$749,413

		$749,413

Security	Shares	Value
Specialty Retail — 2.6%
CST Brands, Inc.	10,782	$408,422
Penske Automotive Group, Inc.	4,327	233,658
Stage Stores, Inc.	24,498	431,165

		$1,073,245

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	10,466	$404,302

		$404,302

Total Common Stocks (identified cost $31,466,646)		$40,929,889

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$21	$20,736

Total Short-Term Investments (identified cost $20,736)		$20,736

Total Investments — 100.1% (identified cost $31,487,382)		$40,950,625

Other Assets, Less Liabilities — (0.1)%		$(34,951)

Net Assets — 100.0%		$40,915,674

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $2,544.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,547,157

Gross unrealized appreciation	$10,901,163
Gross unrealized depreciation	(1,497,695)

Net unrealized appreciation	$9,403,468

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$40,929,889	*	$—	$—	$40,929,889
Short-Term Investments	—		20,736	—	20,736
Total Investments	$40,929,889		$20,736	$—	$40,950,625

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 7, 2015, the name of Tax-Managed Global Small-Cap Portfolio was changed from Tax-Managed Small-Cap Value Portfolio. In connection with this change, the Portfolio’s investment objective was changed to long-term after-tax returns and the Portfolio no longer employs a value investment strategy. The change in the Portfolio’s investment objective was approved by the Portfolio’s interestholders at a special meeting on July 24, 2015.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015